Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Genius Brands International, Inc.
Entity Central Index Key	0001355848
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019